Basis of preparation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of preparation [Text Block]
2.	Basis of preparation

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") effective for the year ended December 31, 2017.

The Board of Directors approved these consolidated financial statements on February 21, 2018.

(b)	Functional and presentation currency:

The Group's consolidated financial statements are presented in US dollars, which is the Company’s and all material subsidiaries' functional currency, except the Company’s Manitoba business unit, which has a functional currency of Canadian dollars. All values are rounded to the nearest thousand ($000) except where otherwise indicated.

(c)	Basis of measurement:

The consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated balance sheets:

-	Derivatives, embedded derivatives, other financial instruments at fair value through profit or loss ("FVTPL") and available-for-sale financial assets are measured at fair value;
-	Liabilities for cash-settled share-based payment arrangements are measured at fair value; and
-	A defined benefit liability is recognized as the net total of the plan assets, unrecognized past service costs and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

(d)	Use of judgements and estimates:

The preparation of the consolidated financial statements in conformity with IFRS requires the Group to make judgements, estimates and assumptions that affect the application of accounting policies, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and reported amounts of revenue and expenses during the reporting period. Actual results may differ from these estimates.

The Group reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that the Group believe to be reasonable under the circumstances. Revisions to accounting estimates are recognized prospectively in the period in which the estimates are revised and in any future periods affected.

The following are significant judgements and estimates impacting the consolidated financial statements:

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Mineral reserves and resources (notes 3i, 3m and 3o) - the group estimates mineral reserves and resources to determine future recoverable mine production based on assessment of geological, engineering and metallurgical analyses, estimates of future production costs, capital costs and reclamation costs, as well as long term commodity prices and foreign exchange rates. There are numerous uncertainties inherent in estimating mineral reserves and resources, including many factors beyond the Group’s control. The estimates are based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body and interpreting this data requires complex geological judgements. Changes in assumptions, including economic assumptions such as metals prices and market conditions, could have a material effect on the financial position and results of operations.

Changes in the mineral reserve or resource estimates may affect:

-	the carrying value of exploration and evaluation assets, capital works in progress, mining properties and plant and equipment;
-	depreciation expense for assets depreciated either on a unit-of-production basis or on a straight line basis where useful lives are restricted by the life of the related mine or plan;
-	the provision for decommissioning, restoration and similar liabilities; and
-	the carrying value of deferred tax assets.

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Property plant and equipment (notes 3i and 11) - the carrying amounts of property, plant and equipment and exploration and evaluation assets on the Group’s consolidated balance sheets are significant and reflect multiple estimates and applications of judgement. Management exercises judgement in determining whether the costs related to exploration and evaluation are eligible for capitalization and whether they are likely to be recoverable by future exploration, which may be based on assumptions about future events and circumstances. Judgement and estimates are used when determining whether exploration and evaluation assets should be transferred to capital works in progress within property, plant and equipment. For mines in the production stage, management applies judgement to determine development costs to be capitalized based on the extent they are incurred in order to access reserves mineable over more than one year. In doing this, estimates such as number of tonnes of waste to be removed over the life of the mining area and economically recoverable reserves extracted as a result.

For depreciable property, plant and equipment assets, management makes estimates to determine depreciation. For assets depreciated using the straight line method, residual value and useful lives of the assets or components are estimated. A significant estimate is required to determine the total production basis for units-of-production depreciation. The most currently available reserve and resource report is utilized in determining the basis which has material impacts on the amount of depreciation recorded through inventories and the consolidated income statements. There are numerous uncertainties inherent in estimating mineral reserves, and assumptions that were valid at the reporting date may change when new information becomes available. The actual volume of ore extracted and any changes in these assumptions could affect prospective depreciation rates and carrying values.

In determining whether stripping costs incurred during the production phase of a mining property relate to mineral reserves and mineral resources that will be mined in a future period and therefore should be capitalized, the Group makes estimates of the proportion of stripping activity which relates to extracting current ore and the proportion which relates to obtaining access to ore reserves which will be mined in the future.

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Impairment of non-financial assets (notes 3h, 3j and 11) - there are significant estimates involved in the determination of the recoverable amount of cash generating units (“CGU”). Recoverable amounts are calculated using discounted after-tax cash flows based on cash flow projections and assumptions in the Group’s most current life of mine (“LOM”) plans. LOM plans are based on optimized mine and processing plans and the assessment of capital expenditure requirements of a mine site. LOM plans incorporate management’s best estimates of key assumptions which include discount rates, future commodity prices, production based on current estimates of recoverable reserves, future operating and capital costs, future foreign exchange rates and the value of mineral resources not included in the Constancia and Arizona LOM plan. Expected future cash flows used to determine the recoverable amount during impairment testing are inherently uncertain and could materially change over time. Should management’s estimate of the future not reflect actual events, impairments may be identified, which could have a material effect on the Group’s consolidated financial statements. Although it is reasonably possible for a change in key assumptions to occur, the possible effects of a change in any single assumption may not fairly reflect the impact on a CGU’s fair value as the assumptions are inextricably linked.

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Tax provisions (notes 3o and 21) - management makes estimates in determining the measurement and recognition of deferred tax assets and liabilities recorded on the consolidated balance sheets. The measurement of deferred tax assets and deferred tax liabilities is based on tax rates that are expected to apply in the period that the asset is realized or liability is settled based on tax rates that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets, including those arising from unutilized tax losses, require management to assess the likelihood of taxable income in future periods in order to utilize recognized deferred tax assets. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability to realize the net deferred tax assets recorded at the balance sheet date could be affected. At the end of each reporting period, management reassesses the period that assets are expected to be realized or liabilities are settled and the likelihood of taxable income in future periods in order to support and adjust the deferred tax assets and deferred tax liabilities recognized on the consolidated balance sheets.

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Timing of commercial production (note 3i) - judgement was applied to ascertain the point in time when a group of mine assets associated with a given project were capable of being used in the manner intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades and recoveries were assessed over a period of up to three months to make this determination. A factor of 60% of planned output and/or design capacity measures were utilized in determining the appropriate timing. A change in judgement regarding timing of commercial production could have material impacts on the amount of revenues and depreciation recorded in the consolidated income statements and the valuation of property, plant and equipment in the consolidated balance sheets.

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Functional currency (note 3b) - judgement was required in determining that the US dollar is the appropriate functional currency of certain entities of Hudbay. This was determined by assessing the currency which influences sales prices for concentrate and metals sales, labour and input costs, as well as the currency in which Hudbay finances its operations. The US dollar functional currency determination results in foreign exchange gains and losses being recorded on the consolidated income statements pertaining to the revaluation of non-US monetary assets and liabilities, most notably, the Canadian denominated trade receivables, cash, working capital and intercompany balances. If judgement was altered and a different functional currency was selected for certain entities of Hudbay, this could result in material differences in the amounts recorded in the consolidated income statements pertaining to foreign exchange gains or losses.

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Assaying utilized to determine revenue and recoverability of inventories (notes 3c and 3f) - assaying of contained metal is a key estimate in determining the amount of revenues recorded in the consolidated income statements. The estimate is finalized after final surveying is completed, which may extend to six months in certain transactions. Since assays are utilized to determine the value of recorded revenues, significant differences in given assays may result in a material misstatement of revenues on the consolidated income statements. Assay survey results are also a factor utilized to determine if inventories on hand have a net realizable value that exceeds cost. Material differences in assay results may lead to misstatements of inventory balances in the consolidated balance sheets.

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Decommissioning and restoration obligations (notes 3m and 18) - significant judgement and estimates are utilized in the determination of the decommissioning and restoration provisions in the consolidated balance sheets. Judgement is involved in determining the timing and extent of cash outflows required to satisfy constructive obligations based on the timing of site closures in the LOM plans, expected unit costs to determine cash obligations to remediate disturbances and regulatory and constructive requirements to determine the extent of the remediation required. The timing of cash outflows and discount rates associated with discounting the provision are also key estimates. Changes in these estimates may result in a change in classification of the provision between non-current and current as well as material differences in the total provision recorded in the consolidated balance sheets.

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Accounting for stream transactions (note 17) - significant judgement was required in determining the appropriate accounting for the Wheaton Precious Metals Corp. (“Wheaton”) stream transactions that were entered into. The upfront cash deposit received from Wheaton on the stream transactions have been accounted for as deferred revenue as management has determined that it is not a derivative as it will be satisfied through the delivery of non-financial items (i.e., gold and silver credits) rather than cash or financial assets. It is management’s intention to settle the obligations under the stream transactions through its own production and if this is not possible, this would lead to the stream transactions becoming a derivative since a cash settlement payment may be required. This would cause a change to the accounting treatment, resulting in the revaluation of the fair value of the agreement through the income statement on a recurring basis.

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Pensions and other employee benefits (notes 3l, 19 and 20) - the Group’s post retirement obligations relate mainly to ongoing health care benefit plans. The Group estimates obligations related to the pension and other employee benefits plans using actuarial determinations that incorporate assumptions using management’s best estimates of factors including plan performance, salary escalation, retirement dates of employees and drug cost escalation rates. Due to the complexity of the valuation, the underlying assumptions and its long term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. Management reviews all assumptions at each reporting date. In determining the appropriate discount rate, the Group considers the interest rates on corporate bonds in the respective currency with at least an AA rating, with extrapolated maturities corresponding to the expected duration of the defined benefit obligation. The mortality rate is based on publicly available mortality tables for the specific country, and the Group bases future salary increases and pension increases on expected future inflation rates for the respective country.